Property, Plant and Equipment:	9 Months Ended
Sep. 30, 2015
Property, Plant and Equipment: [Abstract]
Property, Plant and Equipment:

Note 8.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2015
Machinery and equipment	$12,234,092	$-	$12,234,092
Furniture and office equipment	348,387	(336,222)	12,165
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
	$12,795,114	$(534,857)	$12,260,257

		Accumulated
	Cost	Depreciation	Net
December 31, 2014
Machinery and equipment	$12,408,524	$-	$12,408,524
Furniture and office equipment	529,648	(511,518)	18,130
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
	$13,150,807	$(710,153)	$12,440,654

Machinery and equipment consists of infrastructure and milling equipment previously intended for use on the Brisas Project. In 2014, based on an updated market valuation for mining equipment which included the review of transactions involving comparable assets, the Company recorded a further $6.5 million write-down of this equipment to an estimated net realizable value.